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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds II

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—99.0%	SHARES	VALUE
AEROSPACE & DEFENSE—1.3%
General Dynamics Corp.	114,912	$25,565,622
The Boeing Co.	116,045	41,122,866
United Technologies Corp.	120,360	16,610,884
		83,299,372
AIR FREIGHT & LOGISTICS—1.2%
FedEx Corp.	184,845	48,518,116
XPO Logistics, Inc. *	274,601	25,933,318
		74,451,434
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
adidas AG	75,871	17,632,678
PVH Corp.	234,899	36,428,137
		54,060,815
APPLICATION SOFTWARE—4.0%
Adobe Systems, Inc. *	269,816	53,898,444
Autodesk, Inc. *	532,139	61,525,911
salesforce. com, Inc. *	1,185,556	135,046,684
		250,471,039
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
BlackRock, Inc. , Cl. A	37,115	20,851,207
WisdomTree Investments, Inc.	1,408,934	16,329,545
		37,180,752
AUTO PARTS & EQUIPMENT—0.5%
Aptiv PLC.	309,216	29,338,414
BIOTECHNOLOGY—4.1%
AbbVie, Inc.	490,500	55,043,910
ACADIA Pharmaceuticals, Inc. *	255,824	7,651,696
BioMarin Pharmaceutical, Inc. *	233,257	21,046,779
Celgene Corp. * ,+	188,638	19,082,620
Clovis Oncology, Inc. *	70,156	4,244,438
Exact Sciences Corp. *	626,757	31,156,091
Sarepta Therapeutics, Inc. *	471,717	30,916,332
Vertex Pharmaceuticals, Inc. * ,+	542,814	90,579,372
		259,721,238
BROADCASTING—0.3%
CBS Corp. , Cl. B	322,723	18,592,072
BUILDING PRODUCTS—0.8%
Fortune Brands Home & Security, Inc.	338,084	23,980,298
Lennox International, Inc.	124,118	27,046,553
		51,026,851
CABLE & SATELLITE—1.6%
Charter Communications, Inc. , Cl. A*	35,733	13,480,274
Comcast Corp. , Cl. A	2,059,547	87,592,534
		101,072,808
COMMUNICATIONS EQUIPMENT—0.2%
Palo Alto Networks, Inc. *	60,408	9,536,611

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—99.0% (CONT. )	SHARES	VALUE
CONSTRUCTION & ENGINEERING—0.3%
Dycom Industries, Inc. *	136,522	$15,933,483
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.5%
Caterpillar, Inc.	205,321	33,422,152
CONSTRUCTION MATERIALS—1.0%
Vulcan Materials Co.	482,889	65,383,171
CONSUMER FINANCE—0.1%
LendingClub Corp. *	2,013,747	7,370,314
DATA PROCESSING & OUTSOURCED SERVICES—4.1%
Alliance Data Systems Corp.	14,900	3,824,234
PayPal Holdings, Inc. *	110,182	9,400,728
Visa, Inc. , Cl. A+	1,997,578	248,159,115
		261,384,077
DIVERSIFIED BANKS—3.7%
Bank of America Corp.	4,641,010	148,512,320
Citigroup, Inc.	466,952	36,646,393
JPMorgan Chase & Co.	409,068	47,316,896
		232,475,609
DIVERSIFIED CHEMICALS—0.6%
DowDuPont, Inc.	519,905	39,294,420
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	184,052	31,003,559
ELECTRICAL COMPONENTS & EQUIPMENT—0.0%
Rockwell Automation, Inc.	14,909	2,941,397
FINANCIAL EXCHANGES & DATA—1.9%
Intercontinental Exchange, Inc.	1,044,641	77,136,291
S&P Global, Inc.	237,641	43,036,785
		120,173,076
FOOD DISTRIBUTORS—0.2%
Performance Food Group Co. *	321,996	11,060,563
GENERAL MERCHANDISE STORES—0.3%
Dollar Tree, Inc. *	162,876	18,730,740
HEALTH CARE EQUIPMENT—3.7%
ABIOMED, Inc. *	48,668	11,436,980
Boston Scientific Corp. *	1,558,290	43,569,788
Danaher Corp.	727,852	73,716,851
DexCom, Inc. *	427,003	24,851,575
Insulet Corp. *	178,344	13,648,666
Intuitive Surgical, Inc. *	64,985	28,052,075
Medtronic PLC.	297,811	25,578,987
Zimmer Biomet Holdings, Inc.	125,823	15,994,620
		236,849,542
HOME ENTERTAINMENT SOFTWARE—0.6%
Electronic Arts, Inc. *	298,064	37,842,206
HOME IMPROVEMENT RETAIL—2.4%
The Home Depot, Inc.+	772,161	155,127,145

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—99.0% (CONT. )	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—0.8%
Carnival Corp.	317,072	$22,705,526
Norwegian Cruise Line Holdings Ltd. *	482,860	29,328,916
		52,034,442
HOUSEWARES & SPECIALTIES—0.3%
Newell Brands, Inc.	689,880	18,240,427
HYPERMARKETS & SUPER CENTERS—0.9%
Wal-Mart Stores, Inc.	544,569	58,051,055
INDUSTRIAL CONGLOMERATES—2.7%
Honeywell International, Inc.+	1,069,348	170,742,795
INDUSTRIAL GASES—1.3%
Air Products & Chemicals, Inc.	506,292	85,244,384
INDUSTRIAL MACHINERY—1.2%
Stanley Black & Decker, Inc.	470,777	78,257,261
INTERNET & DIRECT MARKETING RETAIL—10.5%
Amazon. com, Inc. *,+	399,959	580,296,513
Netflix, Inc. *	227,777	61,568,123
The Priceline Group, Inc. *	9,757	18,655,872
Wayfair, Inc. , Cl. A*	55,652	5,120,541
		665,641,049
INTERNET SOFTWARE & SERVICES—14.2%
Alibaba Group Holding Ltd. #*	811,873	165,857,535
Alphabet, Inc. , Cl. C*,+	273,831	320,365,840
Altaba, Inc. *	1,013,584	80,965,090
Facebook, Inc. , Cl. A*,+	1,781,757	332,992,566
Palantir Technologies, Inc. , Cl. A*,@,(a)	348,292	2,002,679
		902,183,710
INVESTMENT BANKING & BROKERAGE—1.1%
Morgan Stanley	1,190,735	67,336,064
IT CONSULTING & OTHER SERVICES—0.5%
Cognizant Technology Solutions Corp. , Cl. A	328,094	25,584,770
International Business Machines Corp.	38,136	6,242,863
		31,827,633
LEISURE FACILITIES—0.7%
Vail Resorts, Inc.	192,866	42,152,793
LIFE SCIENCES TOOLS & SERVICES—0.8%
Illumina, Inc. *	158,083	36,776,429
Thermo Fisher Scientific, Inc.	70,732	15,851,748
		52,628,177
MANAGED HEALTH CARE—3.2%
Aetna, Inc.	93,387	17,446,559
UnitedHealth Group, Inc.	776,206	183,790,057
		201,236,616
OIL & GAS EQUIPMENT & SERVICES—0.7%
Halliburton Co.	838,273	45,015,260

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—99.0% (CONT. )	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Pioneer Natural Resources Co.	332,111	$60,746,423
PAPER PACKAGING—0.4%
International Paper Co.	366,324	23,027,127
PHARMACEUTICALS—0.2%
Bristol-Myers Squibb Co.	242,216	15,162,722
PROPERTY & CASUALTY INSURANCE—0.2%
The Progressive Corp.	255,340	13,813,894
RAILROADS—0.9%
Union Pacific Corp.	430,333	57,449,456
RESTAURANTS—1.1%
McDonald's Corp.	397,449	68,019,422
SEMICONDUCTOR EQUIPMENT—1.4%
Applied Materials, Inc.	1,627,380	87,276,389
SEMICONDUCTORS—4.9%
Broadcom Ltd.	568,040	140,890,961
Cavium, Inc. *	270,186	23,987,113
Microchip Technology, Inc.	873,625	83,186,573
Micron Technology, Inc. *	712,957	31,170,480
NVIDIA Corp.	126,764	31,158,591
		310,393,718
SPECIALTY CHEMICALS—1.0%
The Sherwin-Williams Co.	158,129	65,957,187
SPECIALTY STORES—0.4%
Ulta Beauty, Inc. *	113,345	25,173,925
SYSTEMS SOFTWARE—7.9%
Microsoft Corp.+	4,356,920	413,950,969
Red Hat, Inc. *	243,502	31,991,293
ServiceNow, Inc. *	286,699	42,680,880
VMware, Inc. , Cl. A*	121,519	15,042,837
		503,665,979
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.4%
Apple, Inc.+	1,668,785	279,404,673
TOBACCO—0.2%
Philip Morris International, Inc.	129,615	13,898,617
TRADING COMPANIES & DISTRIBUTORS—0.4%
HD Supply Holdings, Inc. *	129,542	5,037,888
United Rentals, Inc. *	103,446	18,735,105
		23,772,993
WIRELESS TELECOMMUNICATION SERVICES—0.3%
T-Mobile US, Inc. *	284,670	18,532,017
TOTAL COMMON STOCKS
(Cost $4,234,192,335)		6,274,629,068

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

PREFERRED STOCKS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)	2,912,012	$9,085,477
INTERNET SOFTWARE & SERVICES—0.1%
Palantir Technologies, Inc. , Cl. B*,@,(a)	1,420,438	8,167,518
Palantir Technologies, Inc. , Cl. D*,@,(a)	185,062	1,064,107
		9,231,625
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc. , Series DD*,@,(a)	171,099	9,826,216
TOTAL PREFERRED STOCKS
(Cost $29,247,649)		28,143,318
MASTER LIMITED PARTNERSHIP—0.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Blackstone Group LP.	1,280,575	46,805,016
(Cost $35,466,982)		46,805,016
REAL ESTATE INVESTMENT TRUST—2.3%	SHARES	VALUE
SPECIALIZED—2.3%
Crown Castle International Corp.	173,779	19,597,058
Equinix, Inc.	204,344	93,015,345
SBA Communications Corp. , Cl. A*	173,554	30,285,173
		142,897,576
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $129,625,039)		142,897,576
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC. *,@,(a)	2,715,111	3,277,682
(Cost $2,715,111)		3,277,682
Total Investments
(Cost $4,431,247,116)	102.5%	$6,495,752,660
Affiliated Securities (Cost $13,104,054)		9,085,477
Unaffiliated Securities (Cost $4,418,143,062)		6,486,667,183
Liabilities in Excess of Other Assets	(2.5)%	(158,921,762)
NET ASSETS	100.0%	$6,336,830,898

# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities Note 5.
* Non-income producing security.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	$5,541,897	0.14%	$9,826,216	0.16%
JS Kred SPV I, LLC.	06/26/15	2,715,111	0.05%	3,277,682	0.05%
Palantir Technologies, Inc. , Cl. A	10/07/14	2,266,336	0.05%	2,002,679	0.03%
Palantir Technologies, Inc. , Cl. B	10/07/14	9,379,767	0.22%	8,167,518	0.13%
Palantir Technologies, Inc. , Cl. D	10/14/14	1,221,931	0.03%	1,064,107	0.02%
Prosetta Biosciences, Inc. , Series D	02/06/15	13,104,054	0.28%	9,085,477	0.14%
Total				$33,423,679	0.53%

+All or a portion of this security is held as collateral for securities sold short.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2018 (Unaudited)

COMMON STOCKS—(2.8)%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—(0.2)%
Federated Investors, Inc. , Cl. B	(351,587)	$(12,193,037)
AUTO PARTS & EQUIPMENT—(0.1)%
Gentex Corp.	(142,134)	(3,365,733)
DATA PROCESSING & OUTSOURCED SERVICES—(0.1)%
Global Payments, Inc.	(57,456)	(6,422,432)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.1)%
Acuity Brands, Inc.	(33,804)	(5,220,690)
FERTILIZERS & AGRICULTURAL CHEMICALS—(0.1)%
The Scotts Miracle-Gro Co.	(87,869)	(7,931,935)
HOTELS RESORTS & CRUISE LINES—(0.4)%
Hilton Worldwide Holdings, Inc.	(273,777)	(23,449,000)
Wyndham Worldwide Corp.	(25,187)	(3,126,462)
		(26,575,462)
IT CONSULTING & OTHER SERVICES—(0.2)%
Infosys Ltd. #	(538,847)	(9,704,634)
LIFE SCIENCES TOOLS & SERVICES—(0.1)%
Evotec AG	(385,454)	(7,039,464)
SYSTEMS SOFTWARE—(1.1)%
Check Point Software Technologies Ltd.	(211,696)	(21,891,483)
CyberArk Software Ltd.	(571,309)	(24,726,254)
Fortinet, Inc.	(185,354)	(8,533,698)
Symantec Corp.	(708,929)	(19,304,137)
		(74,455,572)
TIRES & RUBBER—(0.1)%
The Goodyear Tire & Rubber Co.	(179,521)	(6,250,921)
TRADING COMPANIES & DISTRIBUTORS—(0.3)%
WW Grainger, Inc.	(60,015)	(16,183,645)
TOTAL COMMON STOCKS
(Proceeds $167,412,205)		(175,343,525)
Total (Proceeds $167,412,205)		$(175,343,525)
# American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—96.4%	SHARES	VALUE
AEROSPACE & DEFENSE—2.2%
Hexcel Corp.	9,263	$633,126
Lockheed Martin Corp.	2,175	771,799
		1,404,925
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc. , Cl. B	2,574	327,722
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
PVH Corp.	4,990	773,849
APPAREL RETAIL—0.7%
The Gap, Inc.	12,902	428,863
APPLICATION SOFTWARE—5.2%
Autodesk, Inc. *	8,398	970,977
salesforce. com, Inc. *	12,390	1,411,345
SAP SE#	8,947	1,013,248
		3,395,570
AUTOMOBILE MANUFACTURERS—0.5%
Tesla, Inc. *	905	320,651
BIOTECHNOLOGY—5.7%
AbbVie, Inc.	6,310	708,108
Biogen, Inc. *	1,662	578,060
Celgene Corp. *	5,731	579,748
Incyte Corp. *	2,014	181,844
Sarepta Therapeutics, Inc. *	7,830	513,178
TESARO, Inc. *	1,569	105,845
Vertex Pharmaceuticals, Inc. *	6,148	1,025,917
		3,692,700
BUILDING PRODUCTS—1.4%
Allegion PLC.	5,588	481,183
Johnson Controls International PLC.	10,927	427,573
		908,756
COMMUNICATIONS EQUIPMENT—1.9%
Cisco Systems, Inc.	23,686	983,916
Lumentum Holdings, Inc. *	5,424	251,131
		1,235,047
DATA PROCESSING & OUTSOURCED SERVICES—3.6%
Visa, Inc. , Cl. A	18,919	2,350,307
DIVERSIFIED BANKS—1.9%
Citigroup, Inc.	6,220	488,146
JPMorgan Chase & Co.	6,416	742,139
		1,230,285
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Rockwell Automation, Inc.	1,902	375,246
ENVIRONMENTAL & FACILITIES SERVICES—0.7%
Tetra Tech, Inc.	9,763	485,221
FOOD DISTRIBUTORS—0.5%
Performance Food Group Co. *	9,386	322,409

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT. )	SHARES	VALUE
FOOTWEAR—0.8%
NIKE, Inc. , Cl. B	7,589	$517,722
HEALTH CARE EQUIPMENT—0.7%
ABIOMED, Inc. *	710	166,850
Edwards Lifesciences Corp. *	2,448	309,868
		476,718
HEALTH CARE SUPPLIES—0.5%
Align Technology, Inc. *	1,232	322,784
HEALTH CARE TECHNOLOGY—0.5%
Medidata Solutions, Inc. *	4,396	299,412
HOME ENTERTAINMENT SOFTWARE—1.4%
Electronic Arts, Inc. *	6,982	886,435
HOME IMPROVEMENT RETAIL—2.7%
The Home Depot, Inc.	8,795	1,766,915
HOTELS RESORTS & CRUISE LINES—1.5%
Royal Caribbean Cruises Ltd.	7,271	971,042
HOUSEHOLD PRODUCTS—1.4%
The Procter & Gamble Co.	10,255	885,417
INDUSTRIAL CONGLOMERATES—4.5%
3M Co.	2,730	683,865
Honeywell International, Inc.	14,457	2,308,349
		2,992,214
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	3,038	511,508
INDUSTRIAL MACHINERY—2.1%
Stanley Black & Decker, Inc.	2,044	339,774
Woodward, Inc.	4,802	372,251
Xylem, Inc.	9,025	652,146
		1,364,171
INTERNET & DIRECT MARKETING RETAIL—8.1%
Amazon. com, Inc. *	3,647	5,291,396
INTERNET SOFTWARE & SERVICES—12.2%
Alphabet, Inc. , Cl. A*	1,789	2,114,991
Alphabet, Inc. , Cl. C*	2,019	2,362,109
Facebook, Inc. , Cl. A*	18,547	3,466,249
		7,943,349
INVESTMENT BANKING & BROKERAGE—2.1%
Morgan Stanley	21,150	1,196,032
TD Ameritrade Holding Corp.	4,127	230,245
		1,426,277
LEISURE FACILITIES—0.7%
Vail Resorts, Inc.	2,226	486,515
LIFE SCIENCES TOOLS & SERVICES—0.9%
Agilent Technologies, Inc.	7,736	568,054

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT. )	SHARES	VALUE
MANAGED HEALTH CARE—2.8%
Aetna, Inc.	5,190	$969,596
Cigna Corp.	1,461	304,399
Humana, Inc.	1,990	560,842
		1,834,837
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Encana Corp.	36,250	448,775
PACKAGED FOODS & MEATS—0.5%
McCormick & Co. , Inc.	3,063	333,162
PHARMACEUTICALS—4.6%
Bristol-Myers Squibb Co.	17,317	1,084,044
Johnson & Johnson	8,736	1,207,228
Merck & Co. , Inc.	5,675	336,244
Zoetis, Inc. , Cl. A	4,902	376,130
		3,003,646
PROPERTY & CASUALTY INSURANCE—0.5%
The Progressive Corp.	5,601	303,014
REGIONAL BANKS—0.8%
Regions Financial Corp.	26,520	509,980
RESTAURANTS—0.8%
Dunkin' Brands Group, Inc.	5,545	358,484
Starbucks Corp.	3,204	182,019
		540,503
SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.	2,682	513,657
SEMICONDUCTORS—3.2%
Broadcom Ltd.	4,193	1,039,990
Intel Corp.	14,472	696,682
NVIDIA Corp.	1,523	374,353
		2,111,025
SOFT DRINKS—1.3%
PepsiCo, Inc.	6,849	823,935
SYSTEMS SOFTWARE—6.6%
Microsoft Corp.	45,602	4,332,646
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.3%
Apple, Inc.	24,384	4,082,613
TOTAL COMMON STOCKS
(Cost $33,493,359)		62,799,273
REAL ESTATE INVESTMENT TRUST—2.3%	SHARES	VALUE
SPECIALIZED—2.3%
Equinix, Inc.	2,399	1,092,001
SBA Communications Corp. , Cl. A*	2,261	394,544
		1,486,545
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,307,949)		1,486,545

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

Total Investments
(Cost $34,801,308)	98.7%	$64,285,818
Unaffiliated Securities (Cost $34,801,308)		64,285,818
Other Assets in Excess of Liabilities	1.3%	818,223
NET ASSETS	100.0%	$65,104,041

# American Depositary Receipts.
* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—92.4%	SHARES	VALUE
AEROSPACE & DEFENSE—4.0%
General Dynamics Corp.+	1,978	$440,065
HEICO Corp.+	11,856	952,274
TransDigm Group, Inc.+	6,460	2,047,239
		3,439,578
AIR FREIGHT & LOGISTICS—2.3%
XPO Logistics, Inc. *,+	21,276	2,009,305
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
adidas AG	929	215,903
Canada Goose Holdings, Inc. *,+	33,052	1,187,889
Lululemon Athletica, Inc. *	4,235	331,219
		1,735,011
APPLICATION SOFTWARE—10.0%
Blackbaud, Inc.+	6,439	616,985
Ebix, Inc.+	23,182	1,903,242
Everbridge, Inc. *,+	31,262	1,009,137
Globant SA*	4,944	224,655
HubSpot, Inc. *,+	7,761	753,205
MicroStrategy, Inc. , Cl. A*	1,523	209,763
Paylocity Holding Corp. *,+	28,011	1,464,695
PTC, Inc. *	12,047	875,576
RealPage, Inc. *	10,188	506,853
salesforce. com, Inc. *	2,620	298,444
The Ultimate Software Group, Inc. *,+	3,656	851,446
		8,714,001
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Affiliated Managers Group, Inc. +	3,765	751,607
Virtus Investment Partners, Inc.	1,571	201,088
WisdomTree Investments, Inc.+	17,056	197,679
		1,150,374
AUTOMOBILE MANUFACTURERS—0.6%
Thor Industries, Inc.	3,921	535,844
BIOTECHNOLOGY—8.9%
AbbVie, Inc.	5,015	562,783
ACADIA Pharmaceuticals, Inc. *,+	32,171	962,234
Acorda Therapeutics, Inc.	12,823	332,757
Biogen, Inc.	571	198,600
BioMarin Pharmaceutical, Inc. *,+	9,323	841,214
Bluebird Bio, Inc. *	511	104,704
Clovis Oncology, Inc. *	5,152	311,696
Exact Sciences Corp. *,+	11,947	593,885
Portola Pharmaceuticals, Inc. *,+	27,232	1,397,274
Puma Biotechnology, Inc. *,+	8,439	564,147
Sarepta Therapeutics, Inc. *	12,088	792,247
Ultragenyx Pharmaceutical, Inc. *,+	13,493	719,852
Vertex Pharmaceuticals, Inc. *,+	2,562	427,521
		7,808,914

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.4% (CONT. )	SHARES	VALUE
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.2%
Wabtec Corp.	2,439	$197,656
CONSUMER ELECTRONICS—0.1%
GoPro, Inc. , Cl. A*	8,460	46,276
CONSUMER FINANCE—0.2%
LendingClub Corp. *,+	47,082	172,320
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
PayPal Holdings, Inc. *	1,530	130,540
Sabre Corp.	15,049	312,568
Visa, Inc. , Cl. A+	6,860	852,218
		1,295,326
DISTRIBUTORS—0.6%
LKQ Corp. *	11,963	502,805
DIVERSIFIED BANKS—0.2%
Bank of America Corp.	6,771	216,672
DIVERSIFIED SUPPORT SERVICES—0.8%
Cintas Corp.	2,167	365,031
iAnthus Capital Holdings, Inc. *	23,836	96,886
Ritchie Bros Auctioneers, Inc.	6,940	225,689
		687,606
EDUCATION SERVICES—2.1%
Chegg, Inc. *,+	103,996	1,801,211
ELECTRONIC COMPONENTS—0.2%
Universal Display Corp.	1,051	167,529
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
Coherent, Inc. *	1,513	392,654
Trimble, Inc. *	6,958	306,848
		699,502
ELECTRONIC MANUFACTURING SERVICES—0.5%
IPG Photonics Corp. *,+	1,783	449,227
ENVIRONMENTAL & FACILITIES SERVICES—1.9%
Waste Connections, Inc.+	22,655	1,627,082
FINANCIAL EXCHANGES & DATA—0.8%
MarketAxess Holdings, Inc.+	1,783	349,842
S&P Global, Inc.	2,153	389,908
		739,750
GENERAL MERCHANDISE STORES—0.8%
Dollar Tree, Inc. *,+	3,643	418,945
Ollie's Bargain Outlet Holdings, Inc. *	4,771	265,029
		683,974
HEALTH CARE DISTRIBUTORS—0.1%
PetIQ, Inc. , Cl. A*	4,126	99,024
HEALTH CARE EQUIPMENT—5.6%
ABIOMED, Inc. *	2,339	549,665
Cantel Medical Corp.+	3,093	343,107
Danaher Corp.	4,262	431,655

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.4% (CONT. )	SHARES	VALUE
HEALTH CARE EQUIPMENT—5.6% (CONT. )
Insulet Corp. *,+	30,218	$2,312,584
Intuitive Surgical, Inc.+	1,888	814,993
Zimmer Biomet Holdings, Inc.	3,342	424,835
		4,876,839
HEALTH CARE FACILITIES—0.7%
US Physical Therapy, Inc.+	7,610	577,980
HEALTH CARE SERVICES—0.8%
Diplomat Pharmacy, Inc. *,+	26,829	724,115
HEALTH CARE SUPPLIES—0.6%
Align Technology, Inc. *,+	376	98,512
Quidel Corp. *	8,714	398,927
		497,439
HEALTH CARE TECHNOLOGY—1.2%
Cotiviti Holdings, Inc. *	9,194	321,790
Medidata Solutions, Inc. *,+	3,035	206,714
Veeva Systems, Inc. , Cl. A*	8,860	556,940
		1,085,444
HOME ENTERTAINMENT SOFTWARE—1.0%
Electronic Arts, Inc. *	3,271	415,286
Take-Two Interactive Software, Inc. *	3,503	443,725
		859,011
HOME FURNISHINGS—0.2%
Mohawk Industries, Inc. *,+	745	209,390
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.2%
WageWorks, Inc. *,+	17,299	1,047,454
INDUSTRIAL CONGLOMERATES—0.3%
Roper Technologies, Inc.	1,037	290,972
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	2,506	421,935
INDUSTRIAL MACHINERY—2.2%
Proto Labs, Inc. *	286	31,274
Stanley Black & Decker, Inc.	1,675	278,435
The Middleby Corp. *,+	10,537	1,435,772
Xylem, Inc.	2,929	211,650
		1,957,131
INTERNET & DIRECT MARKETING RETAIL—4.5%
Amazon. com, Inc. *,+	1,042	1,511,827
The Priceline Group, Inc. *	214	409,179
Wayfair, Inc. , Cl. A*,+	21,382	1,967,358
		3,888,364
INTERNET SOFTWARE & SERVICES—9.1%
2U, Inc. *,+	6,426	477,259
Alibaba Group Holding Ltd. #*,+	3,006	614,096
Alphabet, Inc. , Cl. C*,+	570	666,866
CommerceHub, Inc. , Series A*	14,146	286,032

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.4% (CONT. )	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—9.1% (CONT. )
Etsy, Inc. *	34,982	$656,262
Facebook, Inc. , Cl. A*,+	3,441	643,089
GTT Communications, Inc. *,+	16,640	767,936
Match Group, Inc. *,+	19,013	664,314
Palantir Technologies, Inc. , Cl. A*,@,(a)	6,606	37,985
SPS Commerce, Inc. *	430	22,618
Stamps. com, Inc. *,+	8,236	1,678,909
Tencent Holdings Ltd.	12,721	751,651
The Trade Desk, Inc. , Cl. A*,+	13,123	636,203
		7,903,220
IT CONSULTING & OTHER SERVICES—0.4%
EPAM Systems, Inc. *,+	2,910	341,867
LEISURE FACILITIES—0.5%
Planet Fitness, Inc. , Cl. A*,+	14,051	474,362
LIFE SCIENCES TOOLS & SERVICES—0.6%
Bio-Techne Corp.+	2,121	297,555
Illumina, Inc. *	853	198,442
		495,997
MANAGED HEALTH CARE—0.5%
UnitedHealth Group, Inc.	1,694	401,105
MOVIES & ENTERTAINMENT—2.8%
Lions Gate Entertainment Corp. , Cl. A*,+	35,979	1,217,529
Live Nation Entertainment, Inc. *,+	27,637	1,245,323
		2,462,852
OIL & GAS EQUIPMENT & SERVICES—0.6%
Solaris Oilfield Infrastructure, Inc. , Cl. A*	29,408	554,929
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Gulfport Energy Corp. *	12,454	126,657
Parsley Energy, Inc. , Cl. A*	11,898	280,793
Range Resources Corp.	17,657	251,612
Southwestern Energy Co. *	28,392	120,382
		779,444
PERSONAL PRODUCTS—0.5%
L'Occitane International SA	221,135	409,681
PHARMACEUTICALS—1.2%
Aerie Pharmaceuticals, Inc. *	5,794	317,801
Canopy Growth Corp. *	4,036	101,778
GW Pharmaceuticals PLC. #*	4,528	625,453
		1,045,032
REAL ESTATE SERVICES—1.7%
FirstService Corp.+	21,417	1,424,445
Redfin Corp.	3,710	75,313
		1,499,758
REGIONAL BANKS—2.9%
Independent Bank Group, Inc.+	15,655	1,123,246
Peapack Gladstone Financial Corp.	1,825	64,824

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.4% (CONT. )	SHARES	VALUE
REGIONAL BANKS—2.9% (CONT. )
Signature Bank *,+	5,945	$915,530
SVB Financial Group*	835	205,869
Webster Financial Corp.	3,847	217,817
		2,527,286
REINSURANCE—0.1%
Greenlight Capital Re Ltd. , Cl. A*	3,440	69,660
RESEARCH & CONSULTING SERVICES—0.1%
IHS Markit Ltd. *	1,673	79,852
RESTAURANTS—1.3%
Chuy's Holdings, Inc. *	2,553	67,655
Dave & Buster's Entertainment, Inc. *	6,321	297,087
Shake Shack, Inc. , Cl. A*,+	2,347	102,587
Wingstop, Inc.	13,958	675,009
		1,142,338
SEMICONDUCTOR EQUIPMENT—0.9%
Applied Materials, Inc.	7,333	393,269
Lam Research Corp.	2,068	396,063
		789,332
SEMICONDUCTORS—1.5%
Broadcom Ltd.+	1,377	341,537
Impinj, Inc. *	10,855	242,826
Micron Technology, Inc. *,+	7,173	313,604
Microsemi Corp. *	6,753	417,268
		1,315,235
SPECIALIZED CONSUMER SERVICES—0.4%
ServiceMaster Global Holdings, Inc. *	6,312	332,769
SPECIALTY CHEMICALS—0.2%
The Sherwin-Williams Co.	505	210,641
SYSTEMS SOFTWARE—2.5%
Microsoft Corp.+	13,407	1,273,799
Proofpoint, Inc. *	6,204	632,932
ServiceNow, Inc. *,+	2,096	312,032
		2,218,763
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.5%
Apple, Inc.+	6,977	1,168,159
Electronics For Imaging, Inc. *,+	14,081	411,728
NCR Corp. *	16,755	628,480
		2,208,367
THRIFTS & MORTGAGE FINANCE—1.2%
BofI Holding, Inc. *,+	30,222	1,087,085
TRADING COMPANIES & DISTRIBUTORS—1.2%
H&E Equipment Services, Inc.+	13,684	538,876
SiteOne Landscape Supply, Inc. *,+	7,238	551,246
		1,090,122
TOTAL COMMON STOCKS
(Cost $65,998,079)		80,654,758

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

PREFERRED STOCKS—0.3%			SHARES		VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)			41,418		$129,224
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc. , Cl. B*,@,(a)			26,941		154,911
TOTAL PREFERRED STOCKS
(Cost $364,284)					284,135
RIGHTS—0.4%			SHARES		VALUE
BIOTECHNOLOGY—0.4%
Adolor Corp. , CPR*,@,(a),(c)			49,870		–
Tolero CDR*,@,(a),(d)			126,108		360,702
					360,702
TOTAL RIGHTS
(Cost $67,638)					360,702
MASTER LIMITED PARTNERSHIP—0.6%			SHARES		VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
The Blackstone Group LP.+			13,739		502,161
(Cost $384,027)					502,161
REAL ESTATE INVESTMENT TRUST—0.6%			SHARES		VALUE
SPECIALIZED—0.6%
Crown Castle International Corp.			4,790		540,168
(Cost $520,257)					540,168
SPECIAL PURPOSE VEHICLE—0.2%			SHARES		VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC. *,@,(a)			159,212		192,201
(Cost $159,212)					192,201
PURCHASED OPTIONS—0.8%
SECURITY NAME/
EXPIRATION DATE/	NOTIONAL		NUMBER OF
STRIKE PRICE	AMOUNTS	COUNTERPARTY		CONTRACTS	VALUE
PUT OPTIONS—0.8%
Carvana Co. , 1/18/19, 25*	$32,453	BNP Paribas		17	$17,850
Carvana Co. , 8/17/18, 23*	32,453	BNP Paribas		17	12,920
Riot Blockchain, Inc. , 1/18/19, 13*	17,875	BNP Paribas		13	7,657
Riot Blockchain, Inc. , 1/18/19, 33*	20,625	BNP Paribas		15	35,700
Riot Blockchain, Inc. , 2/16/18, 15*	17,875	BNP Paribas		13	3,484
Riot Blockchain, Inc. , 3/16/18, 16*	28,875	BNP Paribas		21	10,080
Riot Blockchain, Inc. , 6/15/18, 16*	31,625	BNP Paribas		23	15,180
S&P 500 Index, 2/16/18, 2755*	2,823,810	BNP Paribas		10	10,700
Sears Holdings Corp. , 1/18/19, 25*	37,265	BNP Paribas		145	317,550
Sears Holdings Corp. , 6/15/18, 27*	11,051	BNP Paribas		43	98,470
Snap, Inc. , 1/18/19, 40*	71,656	BNP Paribas		53	131,440
(Cost $624,088)					661,031
TOTAL PURCHASED OPTIONS
(Cost $624,088)					661,031

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

Total Investments
(Cost $68,117,585)	95.3%	$83,195,156
Affiliated Securities (Cost $186,381)		129,224
Unaffiliated Securities (Cost $67,931,204)		83,065,932
Other Assets in Excess of Liabilities	4.7%	4,071,528
NET ASSETS	100.0%	$87,266,684

# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the
Board.
(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of
1940. See Affiliated Securities Note 5.
(c) Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents
0.0% of the net assets of the Fund.
(d) Contingent Deferred Rights.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
Adolor Corp. , CPR	10/24/11	$0	0.00%	$0	0.00%
JS Kred SPV I, LLC.	06/26/15	159,212	0.15%	192,201	0.22%
Palantir Technologies, Inc. , Cl. A	10/07/14	42,985	0.05%	37,985	0.04%
Palantir Technologies, Inc. , Cl. B	10/07/14	177,903	0.22%	154,911	0.18%
Prosetta Biosciences, Inc. , Series D	02/06/15	186,381	0.25%	129,224	0.15%
Tolero CDR	02/06/17	67,638	0.09%	360,702	0.41%
Total				$875,023	1.00%

+ All or a portion of this security is held as collateral for securities sold short.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2018 (Unaudited)

COMMON STOCKS—(27.3)%	SHARES	VALUE
AIR FREIGHT & LOGISTICS—(0.1)%
CH Robinson Worldwide, Inc.	(1,082)	$(98,960)
APPAREL ACCESSORIES & LUXURY GOODS—(0.3)%
Under Armour, Inc. , Cl. A	(3,787)	(52,488)
VF Corp.	(2,102)	(170,556)
		(223,044)
APPLICATION SOFTWARE—(2.9)%
Citrix Systems, Inc.	(3,369)	(312,508)
Snap, Inc. , Cl. A	(161,897)	(2,188,847)
		(2,501,355)
AUTO PARTS & EQUIPMENT—(0.2)%
American Axle & Manufacturing Holdings, Inc.	(4,070)	(71,835)
Gentex Corp.	(3,813)	(90,292)
		(162,127)
AUTOMOTIVE RETAIL—0.0%
Carvana Co. , Cl. A	(1,257)	(23,996)
BIOTECHNOLOGY—(0.1)%
Genomic Health, Inc.	(1,789)	(59,413)
BROADCASTING—(0.2)%
AMC Networks, Inc. , Cl. A	(3,521)	(181,648)
COMMUNICATIONS EQUIPMENT—(0.1)%
Finisar Corp.	(3,622)	(65,051)
COMPUTER & ELECTRONICS RETAIL—(0.3)%
JB Hi-Fi Ltd.	(11,001)	(258,861)
CONSTRUCTION & ENGINEERING—(0.2)%
Great Lakes Dredge & Dock Corp.	(29,954)	(140,784)
DATA PROCESSING & OUTSOURCED SERVICES—(1.4)%
Automatic Data Processing, Inc.	(4,986)	(616,419)
Fidelity National Information Services, Inc.	(1,098)	(112,391)
The Western Union Co.	(23,772)	(494,220)
		(1,223,030)
DEPARTMENT STORES—(0.1)%
Nordstrom, Inc.	(1,612)	(79,488)
Sears Holdings Corp.	(7,836)	(20,138)
		(99,626)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.2)%
Acuity Brands, Inc.	(1,281)	(197,838)
FERTILIZERS & AGRICULTURAL CHEMICALS—(0.2)%
The Scotts Miracle-Gro Co.	(1,998)	(180,359)
FOOD RETAIL—(0.1)%
Sprouts Farmers Market, Inc.	(4,193)	(117,110)
GAS UTILITIES—(0.2)%
National Fuel Gas Co.	(3,249)	(181,132)
GENERAL MERCHANDISE STORES—(0.2)%
Target Corp.	(2,019)	(151,869)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—(27.3)% (CONT. )	SHARES	VALUE
HEALTH CARE DISTRIBUTORS—(0.3)%
Patterson Cos. , Inc.	(8,264)	$(296,595)
HEALTH CARE EQUIPMENT—(0.9)%
DexCom, Inc.	(13,432)	(781,742)
HEALTH CARE FACILITIES—(0.3)%
Encompass Health Corp.	(4,384)	(232,001)
HEALTH CARE SERVICES—(0.1)%
Express Scripts Holding Co.	(1,267)	(100,321)
HEALTH CARE TECHNOLOGY—0.0%
Castlight Health, Inc. , Cl. B	(10,388)	(38,436)
HOME FURNISHINGS—(0.5)%
Leggett & Platt, Inc.	(9,231)	(429,334)
HOMEFURNISHING RETAIL—(0.1)%
Williams-Sonoma, Inc.	(1,616)	(82,788)
HOTELS RESORTS & CRUISE LINES—(0.1)%
Hilton Worldwide Holdings, Inc.	(983)	(84,194)
HOUSEHOLD APPLIANCES—(0.7)%
iRobot Corp.	(5,021)	(445,614)
Whirlpool Corp.	(785)	(142,415)
		(588,029)
HYPERMARKETS & SUPER CENTERS—(0.1)%
Costco Wholesale Corp.	(586)	(114,194)
INDUSTRIAL MACHINERY—(0.8)%
Actuant Corp. Cl. A	(21,206)	(524,848)
Hillenbrand, Inc.	(3,131)	(138,703)
		(663,551)
INTERNET & DIRECT MARKETING RETAIL—(0.1)%
Blue Apron Holdings, Inc. , Cl. A	(12,772)	(38,188)
PetMed Express, Inc.	(1,210)	(54,692)
		(92,880)
INTERNET SOFTWARE & SERVICES—(1.4)%
Box, Inc. , Cl. A	(4,015)	(89,294)
Cimpress NV	(1,584)	(201,817)
Shutterstock, Inc.	(6,857)	(303,491)
Twitter, Inc.	(2,822)	(72,836)
Zillow Group, Inc. , Cl. A	(2,928)	(131,145)
Zillow Group, Inc. , Cl. C	(8,167)	(363,105)
		(1,161,688)
IT CONSULTING & OTHER SERVICES—(0.7)%
Infosys Ltd. #	(29,670)	(534,357)
Switch, Inc. , Cl. A	(5,935)	(96,266)
		(630,623)
LEISURE PRODUCTS—(0.2)%
Hasbro, Inc.	(1,556)	(147,151)
LIFE SCIENCES TOOLS & SERVICES—(0.3)%
Illumina, Inc.	(482)	(112,132)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—(27.3)% (CONT. )	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—(0.3)% (CONT. )
IQVIA Holdings, Inc.	(1,462)	$(149,402)
		(261,534)
MARKET INDICES—(1.7)%
iShares Russell 2000 Growth ETF	(3,757)	(727,919)
PowerShares QQQ Trust Series 1	(4,569)	(773,989)
		(1,501,908)
MOTORCYCLE MANUFACTURERS—(0.2)%
Harley-Davidson, Inc.	(3,619)	(175,377)
MOVIES & ENTERTAINMENT—(0.3)%
Regal Entertainment Group, Cl. A	(2,843)	(65,048)
The Walt Disney Co.	(1,658)	(180,175)
		(245,223)
PACKAGED FOODS & MEATS—(0.1)%
Kellogg Co.	(1,032)	(70,289)
PHARMACEUTICALS—(1.7)%
Valeant Pharmaceuticals International, Inc.	(81,103)	(1,501,217)
PROPERTY & CASUALTY INSURANCE—(1.5)%
HCI Group, Inc.	(36,702)	(1,282,735)
REGIONAL BANKS—(2.3)%
Associated Banc-Corp.	(24,006)	(594,148)
People's United Financial, Inc.	(29,851)	(587,169)
Synovus Financial Corp.	(5,616)	(282,990)
Zions Bancorporation	(10,117)	(546,621)
		(2,010,928)
RESTAURANTS—(0.6)%
Chipotle Mexican Grill, Inc. , Cl. A	(1,703)	(553,066)
SEMICONDUCTORS—(0.8)%
Analog Devices, Inc.	(1,845)	(169,519)
Taiwan Semiconductor Manufacturing Co. , Ltd. #	(12,339)	(559,080)
		(728,599)
SPECIALTY STORES—(1.1)%
Tractor Supply Co.	(3,845)	(293,181)
Ulta Beauty, Inc.	(3,011)	(668,743)
		(961,924)
SYSTEMS SOFTWARE—(1.3)%
Check Point Software Technologies Ltd.	(3,387)	(350,250)
CyberArk Software Ltd.	(2,719)	(117,678)
Fortinet, Inc.	(6,965)	(320,669)
Oracle Corp.	(3,184)	(164,263)
Symantec Corp.	(6,798)	(185,110)
		(1,137,970)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.2)%
Pure Storage, Inc. , Cl. A	(7,887)	(158,844)
TIRES & RUBBER—(0.1)%
The Goodyear Tire & Rubber Co.	(3,484)	(121,313)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—(27.3)% (CONT. )	SHARES	VALUE
TRADING COMPANIES & DISTRIBUTORS—(2.0)%
MSC Industrial Direct Co. , Inc.	(2,128)	$(199,777)
WW Grainger, Inc.	(5,827)	(1,571,309)
		(1,771,086)
TOTAL COMMON STOCKS
(Proceeds $22,004,487)		(23,791,743)
MASTER LIMITED PARTNERSHIP—0.0%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.0%
Och-Ziff Capital Management Group LLC. , Cl. A	(811)	(2,076)
(Proceeds $1,976)		(2,076)
REAL ESTATE INVESTMENT TRUST—(1.2)%	SHARES	VALUE
HOTEL & RESORT REITS—(0.1)%
Host Hotels & Resorts, Inc.	(6,449)	(133,881)
RETAIL REITS—(1.1)%
CBL & Associates Properties, Inc.	(29,169)	(162,180)
Pennsylvania Real Estate Investment Trust	(24,210)	(270,184)
Simon Property Group, Inc.	(630)	(102,923)
Washington Prime Group, Inc.	(61,241)	(402,966)
		(938,253)
TOTAL REAL ESTATE INVESTMENT TRUST
(Proceeds $1,193,321)		(1,072,134)
Total (Proceeds $23,199,784)		$(24,865,953)
# American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—95.5%	SHARES	VALUE
ARGENTINA—1.2%
CONSTRUCTION MATERIALS—0.5%
Loma Negra Compania Industrial Argentina SA#*	17,404	$413,519
DIVERSIFIED BANKS—0.7%
Grupo Supervielle SA#	15,722	502,632
TOTAL ARGENTINA
(Cost $767,698)		916,151
BRAZIL—6.3%
DIVERSIFIED BANKS—2.4%
Banco Bradesco SA	74,620	955,088
Banco do Brasil SA	67,900	845,879
		1,800,967
DRUG RETAIL—0.7%
Raia Drogasil SA	20,539	543,651
FINANCIAL EXCHANGES & DATA—0.7%
B3 SA - Brasil Bolsa Balcao	69,200	566,850
HOMEBUILDING—1.0%
MRV Engenharia e Participacoes SA*	154,600	735,692
RAILROADS—0.8%
Rumo SA*	127,587	571,525
TRUCKING—0.7%
Localiza Rent a Car S. A.	68,500	553,806
TOTAL BRAZIL
(Cost $3,737,290)		4,772,491
CHILE—1.2%
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Geopark Ltd. *	52,621	518,317
SOFT DRINKS—0.5%
Embotelladora Andina SA, Cl. B	75,302	367,263
TOTAL CHILE
(Cost $689,953)		885,580
CHINA—30.4%
ALUMINUM—0.5%
Aluminum Corp. of China Ltd. , Cl. H*	572,000	386,838
AUTOMOBILE MANUFACTURERS—0.5%
BYD Co. , Ltd. , Cl. H	43,000	404,581
AUTOMOTIVE RETAIL—0.5%
China ZhengTong Auto Services Holdings Ltd.	387,000	392,511
CASINOS & GAMING—0.8%
Galaxy Entertainment Group Ltd.	66,000	582,245
COMMUNICATIONS EQUIPMENT—0.5%
ZTE Corp. , Cl. H*	97,800	354,894
CONSTRUCTION MATERIALS—1.3%
China National Building Material Co. , Ltd. , Cl. H	512,000	543,231
West China Cement Ltd. *	2,642,000	453,800
		997,031

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—95.5% (CONT. )	SHARES	VALUE
CHINA—30.4% (CONT. )
DIVERSIFIED BANKS—3.5%
China Construction Bank Corp. , Cl. H	1,505,700	$1,728,651
China Merchants Bank Co. , Ltd. , Cl. H	189,500	925,201
		2,653,852
EDUCATION SERVICES—0.6%
TAL Education Group#	14,010	456,306
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.4%
Hangzhou Hikvision Digital Technology Co. , Ltd. , Cl. A	45,200	285,800
HEALTH CARE FACILITIES—0.5%
China Resources Phoenix Healthcare Holdings Co. , Ltd.	248,413	359,117
INTEGRATED OIL & GAS—1.6%
China Petroleum & Chemical Corp. , Cl. H	921,023	796,147
PetroChina Co., Ltd. , Cl. H	540,000	426,172
		1,222,319
INTERNET & DIRECT MARKETING RETAIL—0.9%
JD. com, Inc. #*	13,664	672,679
INTERNET SOFTWARE & SERVICES—13.3%
Alibaba Group Holding Ltd. #*	20,724	4,233,706
Baidu, Inc. #*	1,995	492,605
China Literature Ltd. *	30,403	315,003
Tencent Holdings Ltd.	84,307	4,981,485
		10,022,799
LIFE & HEALTH INSURANCE—2.0%
Ping An Insurance Group Co. , of China Ltd. , Cl. H	127,532	1,502,071
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Kunlun Energy Co. , Ltd.	420,000	416,624
PACKAGED FOODS & MEATS—1.0%
China Mengniu Dairy Co. , Ltd.	230,000	749,784
RENEWABLE ELECTRICITY—0.7%
Huaneng Renewables Corp. , Ltd. , Cl. H	1,488,360	514,407
RESTAURANTS—0.6%
Yum China Holdings, Inc.	10,393	482,131
WATER UTILITIES—0.6%
Beijing Enterprises Water Group Ltd.	662,000	475,452
TOTAL CHINA
(Cost $15,726,063)		22,931,441
GREECE—0.5%
CASINOS & GAMING—0.5%
OPAP S. A.	27,338	366,612
(Cost $324,174)
HONG KONG—0.9%
LIFE & HEALTH INSURANCE—0.9%
AIA Group Ltd.	76,519	653,588
(Cost $443,186)

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—95.5% (CONT. )	SHARES	VALUE
HUNGARY—0.8%
AIRLINES—0.8%
Wizz Air Holdings PLC. *,(a)	12,885	$633,350
(Cost $412,442)
INDIA—9.1%
ALUMINUM—0.6%
Hindalco Industries Ltd.	105,039	422,129
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Titan Co. , Ltd.	51,779	706,874
AUTOMOBILE MANUFACTURERS—1.0%
Maruti Suzuki India Ltd.	4,914	733,438
CONSTRUCTION MATERIALS—0.7%
Shree Cement Ltd.	2,001	540,897
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Vakrangee Ltd.	111,406	638,993
DIVERSIFIED BANKS—2.5%
HDFC Bank Ltd.	34,445	1,118,742
Kotak Mahindra Bank Ltd.	43,065	750,258
		1,869,000
INTERNET & DIRECT MARKETING RETAIL—0.5%
MakeMyTrip Ltd. *	11,029	337,488
OIL & GAS REFINING & MARKETING—1.0%
Reliance Industries Ltd.	50,861	768,511
PHARMACEUTICALS—0.5%
Aurobindo Pharma Ltd.	37,455	371,945
TOBACCO—0.6%
ITC Ltd.	100,713	429,963
TOTAL INDIA
(Cost $4,550,088)		6,819,238
INDONESIA—2.0%
DIVERSIFIED BANKS—1.0%
Bank Central Asia Tbk PT	452,200	767,737
INTEGRATED TELECOMMUNICATION SERVICES—0.4%
Telekomunikasi Indonesia Persero Tbk PT	934,800	278,569
SPECIALTY STORES—0.6%
Mitra Adiperkasa Tbk PT*	863,400	470,764
TOTAL INDONESIA
(Cost $1,392,538)		1,517,070
MALAYSIA—1.5%
CONSTRUCTION & ENGINEERING—0.6%
Gamuda Bhd	355,600	466,329
DIVERSIFIED BANKS—0.9%
Malayan Banking Bhd	244,900	634,066
TOTAL MALAYSIA
(Cost $930,525)		1,100,395

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—95.5% (CONT. )	SHARES	VALUE
MEXICO—1.9%
CONSTRUCTION MATERIALS—0.7%
Cemex SAB de CV#*	66,877	$554,410
PACKAGED FOODS & MEATS—0.6%
Gruma SAB de CV, Cl. B	40,565	485,071
REGIONAL BANKS—0.6%
Banregio Grupo Financiero SAB de CV	73,678	458,093
TOTAL MEXICO
(Cost $1,549,455)		1,497,574
PERU—0.8%
DIVERSIFIED BANKS—0.8%
Credicorp Ltd.	2,577	596,911
(Cost $454,999)
PHILIPPINES—0.9%
DIVERSIFIED BANKS—0.9%
Metropolitan Bank & Trust Co.	339,200	656,539
(Cost $560,422)
RUSSIA—3.5%
DIVERSIFIED BANKS—1.4%
Sberbank of Russia PJSC#	52,345	1,054,916
FOOD RETAIL—1.1%
X5 Retail Group NV*,(b)	21,620	830,031
INTERNET SOFTWARE & SERVICES—1.0%
Yandex NV, Cl. A*	19,293	747,218
TOTAL RUSSIA
(Cost $1,650,604)		2,632,165
SOUTH AFRICA—6.6%
APPAREL RETAIL—0.7%
Mr Price Group Ltd.	22,996	554,875
CABLE & SATELLITE—3.1%
Naspers Ltd. , Cl. N	8,124	2,313,678
DIVERSIFIED BANKS—0.8%
Capitec Bank Holdings Ltd.	8,895	601,147
FOOD DISTRIBUTORS—0.7%
Bid Corp. , Ltd.	25,652	575,428
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
FirstRand Ltd.	64,463	361,599
PHARMACEUTICALS—0.8%
Aspen Pharmacare Holdings Ltd.	25,817	589,942
TOTAL SOUTH AFRICA
(Cost $3,664,532)		4,996,669
SOUTH KOREA—12.8%
AUTO PARTS & EQUIPMENT—0.6%
Mando Corp. *	1,716	445,190
BIOTECHNOLOGY—1.4%
Hugel, Inc. *	931	491,270

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—95.5% (CONT. )	SHARES	VALUE
SOUTH KOREA—12.8% (CONT. )
BIOTECHNOLOGY—1.4% (CONT. )
Seegene, Inc. *	16,846	$598,706
		1,089,976
COMMODITY CHEMICALS—1.0%
LG Chem Ltd.	1,920	775,160
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.7%
Hyundai Heavy Industries Co. , Ltd.	4,151	538,239
DIVERSIFIED BANKS—1.3%
KB Financial Group, Inc.	15,155	951,321
DIVERSIFIED METALS & MINING—0.7%
Korea Zinc Co. , Ltd. *	1,109	533,900
LIFE & HEALTH INSURANCE—0.8%
Samsung Life Insurance Co. , Ltd.	5,192	625,945
SEMICONDUCTOR EQUIPMENT—1.4%
Koh Young Technology, Inc. *	6,784	596,718
Viatron Technologies, Inc. *	25,223	446,094
		1,042,812
SPECIALTY STORES—1.0%
Hotel Shilla Co., Ltd.	8,605	745,691
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.9%
Samsung Electronics Co. , Ltd.	1,255	2,927,973
TOTAL SOUTH KOREA
(Cost $7,382,824)		9,676,207
TAIWAN—10.8%
DIVERSIFIED BANKS—1.0%
CTBC Financial Holding Co. , Ltd.	1,027,000	749,572
ELECTRONIC COMPONENTS—0.8%
Elite Material Co. , Ltd.	174,000	610,362
INDUSTRIAL MACHINERY—1.1%
Airtac International Group	53,144	842,234
INTERNET & DIRECT MARKETING RETAIL—0.6%
momo. com, Inc. *	51,000	459,217
LIFE & HEALTH INSURANCE—1.0%
Cathay Financial Holding Co. , Ltd.	392,000	732,218
RESTAURANTS—1.2%
Gourmet Master Co. , Ltd.	62,815	907,763
SEMICONDUCTORS—3.7%
Land Mark Optoelectronics Corp. *	29,000	366,733
Taiwan Semiconductor Manufacturing Co. , Ltd.	228,000	1,990,240
Win Semiconductors Corp.	44,000	392,644
		2,749,617
TECHNOLOGY DISTRIBUTORS—0.6%
Kingpak Technology, Inc. *	49,000	462,647

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—95.5% (CONT. )	SHARES	VALUE
TAIWAN—10.8% (CONT. )
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Primax Electronics Ltd.	210,000	$593,179
TOTAL TAIWAN
(Cost $7,189,830)		8,106,809
THAILAND—1.7%
COMMODITY CHEMICALS—0.8%
Indorama Ventures PCL	345,000	616,156
CONSTRUCTION & ENGINEERING—0.9%
Sino-Thai Engineering & Construction PCL*	824,777	649,356
TOTAL THAILAND
(Cost $967,923)		1,265,512
TURKEY—1.1%
DIVERSIFIED BANKS—0.5%
Akbank Turk AS	122,527	355,117
PACKAGED FOODS & MEATS—0.6%
Ulker Biskuvi Sanayi AS	73,311	462,906
TOTAL TURKEY
(Cost $702,286)		818,023
UNITED ARAB EMIRATES—1.5%
DIVERSIFIED BANKS—0.5%
Abu Dhabi Commercial Bank PJSC	181,030	357,333
HEALTH CARE FACILITIES—1.0%
NMC Health PLC.	15,536	735,478
TOTAL UNITED ARAB EMIRATES
(Cost $739,348)		1,092,811
TOTAL COMMON STOCKS
(Cost $53,836,180)		71,935,136
PREFERRED STOCKS—1.2%	SHARES	VALUE
BRAZIL—1.2%
INTEGRATED OIL & GAS—1.2%
Petroleo Brasileiro SA*	147,148	910,813
(Cost $662,040)
RIGHTS—0.0%	SHARES	VALUE
SOUTH KOREA—0.0%
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.0%
Hyundai Heavy Industries*	613	18,909
(Cost $–)
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
POLAND—0.1%
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC. *,@,(c)	43,241	52,201
(Cost $43,241)

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

Total Investments
(Cost $54,541,461)	96.8%	$72,917,059
Unaffiliated Securities (Cost $54,541,461)		72,917,059
Other Assets in Excess of Liabilities	3.2%	2,372,034
NET ASSETS	100.0%	$75,289,093

# American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent 0.8% of the net assets of the Fund.
(b) Global Depositary Receipts.
(c) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the
Board.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
JS Kred SPV I, LLC.	06/26/15	$43,241	0.15%	$52,201	0.07%
Total				$52,201	0.07%

See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Trust qualifies as an investment company as defined in Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four funds—Alger Spectra Fund, Alger Responsible Investing Fund,
Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the
“Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares,
Class I shares, Class Y shares, Class Y-2 shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares, Class Y shares, Class Y-2 shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the
Fund’s expense other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets) to a share class.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments (including escrow receivable) at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments are valued on each day the New
York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00
p.m. Eastern Standard Time).
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available (including escrow receivable)
are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the
Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level
1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional
Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for
Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes,

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser. The
Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements
The following is a summary of the inputs used as of January 31, 2018 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,248,184,052	$1,230,551,374	$17,632,678	—
Consumer Staples	83,010,235	83,010,235	—	—
Energy	105,761,683	105,761,683	—	—
Financials	478,349,709	478,349,709	—	—
Health Care	765,598,295	765,598,295	—	—
Industrials	622,300,753	622,300,753	—	—
Information Technology	2,673,986,035	2,671,983,356	—	$2,002,679
Materials	278,906,289	278,906,289	—	—
Telecommunication Services	18,532,017	18,532,017	—	—
TOTAL COMMON STOCKS	$6,274,629,068	$6,254,993,711	$17,632,678	$2,002,679
MASTER LIMITED PARTNERSHIP
Financials	46,805,016	46,805,016	—	—
PREFERRED STOCKS
Health Care	18,911,693	—	—	18,911,693
Information Technology	9,231,625	—	—	9,231,625
TOTAL PREFERRED
STOCKS	$28,143,318	—	—	$28,143,318
REAL ESTATE INVESTMENT TRUST
Real Estate	142,897,576	142,897,576	—	—
SPECIAL PURPOSE VEHICLE
Financials	3,277,682	—	—	3,277,682
TOTAL INVESTMENTS IN
SECURITIES	$6,495,752,660	$6,444,696,303	$17,632,678	$33,423,679
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	36,192,116	36,192,116	—	—
Financials	12,193,037	12,193,037	—	—
Health Care	7,039,464	—	7,039,464	—
Industrials	21,404,335	21,404,335	—	—
Information Technology	90,582,638	90,582,638	—	—
Materials	7,931,935	7,931,935	—	—
TOTAL COMMON STOCKS	$175,343,525	$168,304,061	$7,039,464	—

Alger Responsible Investing
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$11,097,456	$11,097,456	—	—
Consumer Staples	2,364,923	2,364,923	—	—
Energy	448,775	448,775	—	—
Financials	3,469,556	3,469,556	—	—
Health Care	10,198,151	10,198,151	—	—
Industrials	7,858,255	7,858,255	—	—
Information Technology	26,850,649	26,850,649	—	—
Materials	511,508	511,508	—	—
TOTAL COMMON STOCKS	$62,799,273	$62,799,273	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,486,545	1,486,545	—	—
TOTAL INVESTMENTS IN
SECURITIES	$64,285,818	$64,285,818	—	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities
Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$13,815,196	$13,599,293	$215,903		—
Consumer Staples	409,681	—	409,681		—
Energy	1,334,373	1,334,373	—		—
Financials	5,963,147	5,963,147	—		—
Health Care	17,611,889	17,611,889	—		—
Industrials	12,426,758	12,426,758	—		—
Information Technology	26,961,380	26,171,744	751,651		$37,985
Materials	632,576	632,576	—		—
Real Estate	1,499,758	1,499,758	—		—
TOTAL COMMON STOCKS	$80,654,758	$79,239,538	$1,377,235		$37,985
MASTER LIMITED PARTNERSHIP
Financials	502,161	502,161	—		—
PREFERRED STOCKS
Health Care	129,224	—	—		129,224
Information Technology	154,911	—	—		154,911
TOTAL PREFERRED
STOCKS	$284,135	—	—		284,135
PURCHASED OPTIONS
Consumer Discretionary	446,790	446,790	—		—
Financials	10,700	10,700	—		—
Health Care	72,101	72,101	—		—
Information Technology	131,440	131,440	—		—
TOTAL PURCHASED
OPTIONS	$661,031	$661,031	—		—
REAL ESTATE INVESTMENT TRUST
Real Estate	540,168	540,168	—		—
RIGHTS
Health Care	360,702	—	—		360,702	*
SPECIAL PURPOSE VEHICLE
Financials	192,201	—	—		192,201
TOTAL INVESTMENTS IN
SECURITIES	$83,195,156	$80,942,898	$1,377,235		$875,023
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	4,582,450	4,323,589	258,861		—
Consumer Staples	301,593	301,593	—		—
Financials	3,293,663	3,293,663	—		—
Health Care	3,271,259	3,271,259	—		—
Industrials	2,872,219	2,872,219	—		—
Information Technology	7,607,160	7,607,160	—		—
Market Indices	1,501,908	1,501,908	—		—
Materials	180,359	180,359	—		—
Utilities	181,132	181,132	—		—
TOTAL COMMON STOCKS	$23,791,743	$23,532,882	$258,861		—
MASTER LIMITED PARTNERSHIP
Financials	2,076	2,076	—		—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,072,134	1,072,134	—		—
TOTAL SECURITIES SOLD
SHORT	$24,865,953	$24,607,092	$258,861		—
Escrow Receivable	$144,949	—	$144,949	**	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$11,767,735	$2,785,980	$8,981,755	—
Consumer Staples	4,444,097	1,282,297	3,161,800	—
Energy	2,925,771	518,317	2,407,454	—
Financials	18,451,474	3,150,182	15,301,292	—
Health Care	3,146,459	—	3,146,459	—
Industrials	4,254,839	—	4,254,839	—
Information Technology	20,436,294	6,385,250	14,051,044	—
Materials	5,240,040	1,508,826	3,731,214	—
Telecommunication Services	278,569	—	278,569	—
Utilities	989,858	—	989,858	—
TOTAL COMMON STOCKS	$71,935,136	$15,630,852	$56,304,284	—
PREFERRED STOCKS
Energy	910,813	—	910,813	—
RIGHTS
Industrials	18,909	$18,909	—	—
SPECIAL PURPOSE VEHICLE
Financials	52,201	—	—	$52,201
TOTAL INVESTMENTS IN
SECURITIES	$72,917,059	$15,649,761	$57,215,097	$52,201

*Alger Dynamic Opportunities Fund’s holdings of Adolor Corp.’s rights are classified as a Level 3 investment and fair valued at zero as of January 31, 2018.
** Amounts held for indemnification claims of Sumitomo Dainippon Pharma Co., Ltd. following its acquisition of Tolero
Pharmaceuticals, Inc.

	FAIR VALUE
	MEASUREMENTS
	USING
	SIGNIFICANT
	UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2017	$2,002,679	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(51,705)
Included in net change in unrealized appreciation (depreciation) on investments	51,705
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	2,002,679
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(836)
Included in net change in unrealized appreciation (depreciation) on investments	836
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2017	$28,143,318	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(3,488,835)
Included in net change in unrealized appreciation (depreciation) on investments	3,488,835
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	28,143,318
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Special Purpose
Alger Spectra Fund	Vehicle
Opening balance at November 1, 2017	$3,277,682
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	3,277,682
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(837,448)
Included in net change in unrealized appreciation (depreciation) on investments	837,448
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Common Stocks
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(1,049)
Included in net change in unrealized appreciation (depreciation) on investments	1,049
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(11)
Included in net change in unrealized appreciation (depreciation) on investments	11
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Responsible Investing Fund	Preferred Stocks
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(66,854)
Included in net change in unrealized appreciation (depreciation) on investments	66,854
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Responsible Investing Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(10,508)
Included in net change in unrealized appreciation (depreciation) on investments	10,508
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2017	$37,985
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	37,985
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2017	$304,317
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(3,871)
Included in net change in unrealized appreciation (depreciation) on investments	2,994
Purchases and sales
Purchases	—
Sales	(19,305)
Closing balance at January 31, 2018	284,135
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2017	$360,139 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	563
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	360,702
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$563

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Dynamic Opportunities Fund	Vehicle
Opening balance at November 1, 2017	$192,201
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	192,201
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Emerging Markets Fund	Vehicle
Opening balance at November 1, 2017	$52,201
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	52,201
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

*Includes securities that are fair valued at $0.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2018. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value				Weighted
	January 31,	Valuation	Unobservable		Average
	2018	Methodology	Input	Input/Range	Inputs
Alger Spectra Fund
Common Stocks	$2,002,679	Market	Market Quotation	N/A*	N/A
Approach
Preferred Stocks	9,085,477	Income	Discount Rate	40%-44%	N/A
Approach
Preferred Stocks	19,057,841	Market	Time to Exit	2 years	N/A
		Approach	Volatility	77.9%	N/A
			Market Quotation	N/A*	N/A
Special Purpose Vehicle	3,277,682	Market	Revenue Multiple	3.1x-4.5x	N/A
Approach
Alger Dynamic Opportunities Fund
Common Stocks	$37,985	Market	Market Quotation	N/A*	N/A
Approach
Preferred Stocks	154,911	Market	Market Quotation	N/A*	N/A
Approach
Preferred Stocks	129,224	Income	Discount Rate	40%-44%	N/A
Approach
Rights	360,702	Income	Probability of	0%	N/A
		Approach	Success
			Discount Rate	5.52%-30.72%	N/A
Special Purpose Vehicle	192,201	Market	Revenue Multiple	3.1x-4.5x	N/A
Approach
Alger Emerging Markets Fund
Special Purpose Vehicle	$52,201	Market	Revenue Multiple	3.1x-4.5x	N/A
Approach

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Fund at January 31, 2018.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and
EBITDA multiples, decreases in discount rates, and increases in the probabilities of success results in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

On January 31, 2018, there were no transfers of securities between Level 1, Level 2 and
Level 3.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2018, such assets are categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Spectra Fund	$44,058,832	—	$44,058,832	—
Bank overdraft	(110)	$(110)	—	—
Alger Responsible Investing Fund	772,222	—	772,222	—
Alger Dynamic Opportunities Fund	15,160,994	—	15,160,994	—
Alger Emerging Markets Fund	1,986,698	369,986	1,616,712	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash
fÿÿÿÿlows from the sale of options. During the period ended January 31, 2018, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract. The purchased options included on the Statement of Assets and Liabilities are exchange traded and not subject to offsetting.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	ASSET DERIVATIVES 2018		LIABILITY DERIVATIVES 2018
Alger Dynamic Opportunities Fund
Derivatives not accounted	Balance Sheet		Balance Sheet
for as hedging instruments	Location	Fair Value	Location	Fair Value
	Investments in	$661,031	–	–
Purchased Put Options	Securities, at value
Total		$661,031	–	–

For the period ended January 31, 2018, Alger Dynamic Opportunities Fund had option purchases of $323,175 and option sales of $2,796,239. The average number of contracts for purchased options for the period ended January 31, 2018 is $551,525. The effect of derivative instruments for the period ended January 31, 2018, is as follows:

NET REALIZED LOSS ON INVESTMENTS AND OPTIONS
Alger Dynamic Opportunities Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(87,304)
Total	$(87,304)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS, OPTIONS
Alger Dynamic Opportunities Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$183,076
Total	$183,076

NOTE 5 — Affiliated Securities:
The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2018. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

							Net Increase
	Shares/				Shares/		(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized Gain	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	(Loss)	App(Dep)	2018
Alger Spectra Fund
Common Stocks
Choicestream, Inc.*	178,292	–	(178,292	)*	–	–	$ (51,705)	51,705	–
Preferred Stocks
Choicestream, Inc. ,
Series A*	1,537,428	–	(1,537,428	)*	–	–	(1,229,452)	1,229,452	–
Choicestream, Inc. ,
Series B*	3,765,639	–	(3,765,639	)*	–	–	(2,259,383)	2,259,383	–
Prosetta Biosciences,
Inc. , Series D	2,912,012	–	–		2,912,012	–	–	–	$ 9,085,477
Warrants
Choicestream, Inc. ,
6/22/26*	838,287	–	(838,287	)*	–	–	(837,448)	837,448	–
Corporate Bonds
Choicestream, Inc. ,
11.00%, 8/5/18*	838,287	–	(838,287	)*	–	–	(836)	836	–
Total						–	$(4,378,824)	$4,378,824	$ 9,085,477

							Net Increase
	Shares/				Shares/		(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Responsible Investing Fund
Common Stocks
Choicestream, Inc.*	3,619	–	(3,619	)*	–	–	$ (1,049)	$1,049	–
Preferred Stocks
Choicestream, Inc. ,
Series A*	31,215	–	(31,215	)*	–	–	(24,962)	24,962	–
Choicestream, Inc. ,
Series B*	69,819	–	(69,819	)*	–	–	(41,892)	41,892	–
Warrants
Choicestream, Inc. ,
6/22/26*	10,518	–	(10,518	)*	–	–	(10,508)	10,508	–
Corporate Bonds
Choicestream, Inc. ,
11.00%, 8/5/18*	10,518	–	(10,518	)*	–	–	(11)	11	–
Total						–	$ (78,422)	$78,422	–

* The company was dissolved on December 20, 2017.

							Net Increase
	Shares/				Shares/		(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences,
Inc. , Series D	41,418	–	–		41,418	–	–	–	$ 129,224
Total						–	–	–	$ 129,224

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By /s/Hal Liebes

Hal Liebes

President

Date: March 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 22, 2018

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 22, 2018